Net Pension Assets - Summary of Sensitivity Analysis for Actuarial Assumptions (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Actuarial assumption rate	2.52%	3.91%	3.15%
Compensation - salary increase [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Actuarial assumption rate	4.00%	4.00%	4.00%
Mortality [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Demographic assumptions, Mortality	RP - 2000 no collar	RP - 2000 no collar	RP - 2000 no collar
Termination [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Actuarial assumption rate	13.00%	13.00%	13.00%
Male [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Retirement age	62 years
Female [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Retirement age	57 years